Parent-Only Financial Statements - Schedule of Condensed Statements of Operations and Comprehensive Income (Loss) (Details) - Parent [Member]	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Condensed Statements of Operations and Comprehensive Income (Loss) [Line Items]
Net revenues
Operating expenses:
Selling and marketing expenses	(607,147)	(86,379)
General and administrative expenses	(1,016,420)	(144,607)	(683,178)	(471,664)
Change in fair value of cryptocurrencies	3,383,727	481,409
Total operating income (expenses)	1,760,160	250,423	(683,178)	(471,664)
Income (loss) from operations	1,760,160	250,423	(683,178)	(471,664)
Finance income (expense)			(13,140)	110,971
Interest expense	(5,952,207)	(846,832)
Other expenses	(9,073,955)	(1,290,968)
Income (loss) from investment in subsidiaries	148,732,042	21,160,375	(112,490,730)	(252,463,079)
Net income (loss) attributable to Nano Labs Ltd	135,466,040	19,272,998	(113,187,048)	(252,823,772)
Comprehensive income (loss):
Net income (loss)	135,466,040	19,272,998	(113,187,048)	(252,823,772)
Other comprehensive income (loss)
Foreign currency translation adjustment	(16,097,848)	(2,290,270)	6,392,795	155,229
Total comprehensive income (loss) attributable to Nano Labs Ltd	¥ 119,368,192	$ 16,982,728	¥ (106,794,253)	¥ (252,668,543)